Non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale
Schedule of non-current assets

	Million of euros
	2018	2017	2016

Tangible assets	5,424	11,661	5,743
Of which:
Foreclosed assets	5,334	11,566	5,640
Of which: property assets in Spain	4,488	10,533	4,902
Other tangible assets held for sale	90	95	103
Other assets (*)	2	3,619	29
Total (**)	5,426	15,280	5,772

(*)    In 2017 include, mainly, Banco Popular Español, S.A.U. assets under the sale of the real estate business to Blackstone (see Note 3).

(**)  In March 2018, the agreement for the operation of Banco Popular Español, S.A.U. real estate business with Blackstone has materialised (see Note 3).